Consolidated Statements of Operations Information - Costs and Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 8,532	$ 12,689	$ 23,677
Write-down (Reversal of write-down) of inventories	19	(27)	(21)
Net fair value loss (gain) on investment property	(2,005)	59	(96)
Gain on dispositions of subsidiaries, net	(3,646)		(264)
Gains on settlements and derecognition of liabilities		(1,313)	(69)
Change in fair value of a loan payable measured at FVTPL	(1,197)	360	141
Losses on securities, net	218	2,794	2,436
Other, including medical and real estate sectors	5,142	4,512	4,078
Total costs of sales and services	$ 7,063	$ 19,074	$ 29,882